Common Stock (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	May 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 01, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Shares, Outstanding		57,281,861	57,011,761
Stock Issued During Period, Value, Stock Options Exercised		$ 1,264,000	$ 315,000	$ 732,000
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures, Total	729,000
Common Stock, Par or Stated Value Per Share		$ 0.001	$ 0.001
Proceeds from Stock Options Exercised	$ 1,000	$ 1,264,000	$ 315,000	732,000
Cash proceeds received on exercise of stock options for which shares were not issued till date		428,000	0	18,000
Proceeds From Stock Options Exercised With Shares Issued Subsequent To Year End		$ 428,000	$ 0	$ 18,000
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Shares, Outstanding		57,281,861			57,011,761
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.001
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited			14,800
Range Of Exercise Prices Dollars 1.60 [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period				115,500
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price				$ 1.60
Range Of Exercise Prices Dollars 2.37 [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period			101,600	252,400
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		$ 2.37	$ 2.37	$ 2.37
Stock Issued During Period, Value, Stock Options Exercised		$ 31,000
Range Of Exercise Prices Dollars 4.98 [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		239,100	18,400
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		$ 4.98	$ 4.98
Stock Issued During Period, Value, Stock Options Exercised		$ 239,100